Financial instruments (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Comprehensive income	$ (68,728,123)	$ (51,564,884)
Description of risk interest	7.50%
U s dollar [member]
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 247,000
U k pound [member]
IfrsStatementLineItems [Line Items]
Comprehensive income	329,000
Euro [member]
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 154,000
Customer accounts [member]
IfrsStatementLineItems [Line Items]
Concentration risk	30.24%	46.58%
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Concentration risk	55.83%	69.36%